UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-04765

Dreyfus New York AMT-Free Municipal Bond Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	11/30
Date of reporting period:	08/31/17

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus New York AMT-Free Municipal Bond Fund
August 31, 2017 (Unaudited)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 100.8%
New York - 99.4%
Build New York City Resource Corporation,
Revenue (The New York Methodist
Hospital Project)	5.00	7/1/29	650,000		746,857
Build New York City Resource Corporation,
Revenue (YMCA of Greater New York
Project)	5.00	8/1/40	1,000,000		1,139,230
Dutchess County Local Development
Corporation,
Revenue (Health Quest Systems, Inc.
Project)	5.00	7/1/32	1,000,000		1,160,880
Dutchess County Local Development
Corporation,
Revenue (Health Quest Systems, Inc.
Project)	5.00	7/1/35	2,000,000		2,291,580
Dutchess County Local Development
Corporation,
Revenue (Health Quest Systems, Inc.
Project)	4.00	7/1/41	2,585,000		2,696,362
Glen Cove Local Economic Assistance
Corporation,
Revenue (Garvies Point Public
Improvement Project)	0.00	1/1/45	6,000,000	[a]	1,543,260
Hempstead Local Development Corporation,
Revenue (Molloy College Project)
(Prerefunded)	5.70	7/1/19	4,865,000	[b]	5,294,190
Hempstead Township Local Development
Corporation,
Revenue (Molloy College Project)	5.00	7/1/34	810,000		939,551
Hudson Yards Infrastructure Corporation,
Revenue	5.75	2/15/47	980,000		1,128,284
Hudson Yards Infrastructure Corporation,
Revenue (Prerefunded)	5.75	2/15/21	1,520,000	[b]	1,762,653
Hudson Yards Infrastructure Corporation
Second Indenture,
Revenue	5.00	2/15/39	2,000,000		2,365,100
Long Island Power Authority,
Electric System General Revenue	1.74	11/1/18	1,000,000	[c]	1,003,960
Long Island Power Authority,
Electric System General Revenue	5.00	9/1/34	1,500,000		1,733,190
Long Island Power Authority,
Electric System General Revenue	5.00	9/1/36	1,000,000		1,172,220
Long Island Power Authority,
Electric System General Revenue	5.00	9/1/37	1,700,000		1,966,390
Long Island Power Authority,
Electric System General Revenue
(Prerefunded)	6.00	5/1/19	2,000,000	[b]	2,169,380
Metropolitan Transportation Authority,
Dedicated Tax Fund Revenue	5.00	11/15/27	3,000,000		3,544,470

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 100.8% (continued)
New York - 99.4% (continued)
Metropolitan Transportation Authority,
Transportation Revenue	5.00	11/15/23	1,000,000		1,184,190
Metropolitan Transportation Authority,
Transportation Revenue	5.00	11/15/28	2,500,000		2,931,750
Metropolitan Transportation Authority,
Transportation Revenue	6.50	11/15/28	575,000		614,951
Metropolitan Transportation Authority,
Transportation Revenue	5.00	11/15/30	5,000,000		5,952,350
Metropolitan Transportation Authority,
Transportation Revenue	5.00	11/15/32	5,000,000		5,717,350
Metropolitan Transportation Authority,
Transportation Revenue	5.00	11/15/34	3,000,000		3,338,580
Metropolitan Transportation Authority,
Transportation Revenue	5.00	11/15/37	4,000,000		4,706,040
Metropolitan Transportation Authority,
Transportation Revenue	5.00	11/15/41	1,755,000		1,994,470
Metropolitan Transportation Authority,
Transportation Revenue	5.00	11/15/43	6,210,000		7,189,814
Metropolitan Transportation Authority,
Transportation Revenue	5.25	11/15/44	2,000,000		2,379,400
Metropolitan Transportation Authority,
Transportation Revenue (Prerefunded)	6.50	11/15/18	110,000	[b]	117,623
Metropolitan Transportation Authority,
Transportation Revenue (Prerefunded)	6.50	11/15/18	1,315,000	[b]	1,406,130
Metropolitan Transportation Authority
Hudson Rail Yards Trust,
Obligations Revenue	5.00	11/15/51	5,000,000		5,512,600
Monroe County Industrial Development
Corp.,
Revenue (The Rochester General
Hospital Projects)	5.00	12/1/34	1,100,000		1,271,699
Monroe County Industrial Development
Corp.,
Revenue (The Rochester General
Hospital Projects)	5.00	12/1/35	1,150,000		1,324,501
Monroe County Industrial Development
Corporation,
Revenue (University of Rochester
Project)	5.00	7/1/36	1,000,000		1,193,620
Monroe County Industrial Development
Corporation,
Revenue (University of Rochester
Project)	5.00	7/1/43	1,000,000		1,137,790
Monroe County Industrial Development
Corporation,
Revenue (University of Rochester
Project) (Prerefunded)	5.00	7/1/21	2,420,000	[b]	2,785,105
New York City,
GO	5.25	9/1/25	1,000,000		1,044,710
New York City,
GO	5.00	8/1/27	5,000,000		6,123,250
New York City,
GO	5.00	8/1/28	4,000,000		4,686,000
New York City,
GO	5.00	8/1/29	5,000,000		5,782,150

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 100.8% (continued)
New York - 99.4% (continued)
New York City,
GO	5.00	8/1/31	4,000,000	4,709,280
New York City,
GO	5.00	8/1/32	3,940,000	4,736,786
New York City,
GO	5.00	10/1/32	730,000	831,521
New York City,
GO	5.00	8/1/33	12,240,000	14,381,021
New York City,
GO	5.00	8/1/37	3,500,000	4,134,060
New York City Educational Construction
Fund,
Revenue	6.50	4/1/25	3,960,000	4,712,400
New York City Industrial Development
Agency,
PILOT Revenue (Yankee Stadium
Project) (Insured; Assured Guaranty
Corp.)	7.00	3/1/49	5,000,000	5,451,750
New York City Municipal Water Finance
Authority,
Water and Sewer System Second General
Resolution Revenue	5.00	6/15/31	5,000,000	6,012,800
New York City Municipal Water Finance
Authority,
Water and Sewer System Second General
Resolution Revenue	5.00	6/15/31	3,000,000	3,318,990
New York City Municipal Water Finance
Authority,
Water and Sewer System Second General
Resolution Revenue	5.00	6/15/34	2,000,000	2,335,920
New York City Municipal Water Finance
Authority,
Water and Sewer System Second General
Resolution Revenue	5.00	6/15/38	3,595,000	4,279,919
New York City Municipal Water Finance
Authority,
Water and Sewer System Second General
Resolution Revenue	5.25	6/15/40	2,975,000	3,197,530
New York City Municipal Water Finance
Authority,
Water and Sewer System Second General
Resolution Revenue	5.50	6/15/40	2,500,000	2,703,625
New York City Municipal Water Finance
Authority,
Water and Sewer System Second General
Resolution Revenue	5.00	6/15/45	4,000,000	4,480,920
New York City Transitional Finance
Authority,
Building Aid Revenue	5.00	7/15/40	3,000,000	3,509,490
New York City Transitional Finance
Authority,
Building Aid Revenue	5.00	7/15/43	5,000,000	5,760,350
New York City Transitional Finance
Authority,
Future Tax Secured Subordinate
Revenue	5.00	2/1/36	2,000,000	2,341,220

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 100.8% (continued)
New York - 99.4% (continued)
New York City Transitional Finance
Authority,
Future Tax Secured Subordinate
Revenue	5.00	11/1/38	3,000,000		3,401,040
New York City Transitional Finance
Authority,
Future Tax Secured Subordinate
Revenue	5.00	2/1/40	4,000,000		4,675,320
New York City Trust for Cultural Resources,
Revenue (American Museum of Natural
History)	5.00	7/1/32	4,210,000		4,962,748
New York City Trust for Cultural Resources,
Revenue (The Museum of Modern Art)	4.00	4/1/31	2,500,000		2,831,225
New York Convention Center Development
Corporation,
Revenue (Hotel Unit Fee Secured) (Credit
Support Agreement; SONYMA)	5.00	11/15/40	1,250,000		1,449,312
New York Convention Center Development
Corporation,
Senior Lien Revenue (Hotel Unit Fee
Secured)	0.00	11/15/47	4,000,000	[a]	1,290,680
New York Counties Tobacco Trust VI,
Tobacco Settlement Pass-Through Bonds	5.00	6/1/45	1,000,000		1,058,390
New York Liberty Development Corporation,
Liberty Revenue (4 World Trade Center
Project)	5.00	11/15/44	3,000,000		3,352,200
New York Liberty Development Corporation,
Liberty Revenue (7 World Trade Center
Project)	5.00	9/15/40	2,000,000		2,287,120
New York Liberty Development Corporation,
Revenue (3 World Trade Center Project)	5.00	11/15/44	5,000,000	[d]	5,447,500
New York Liberty Development Corporation,
Revenue (Goldman Sachs Headquarters
Issue)	5.25	10/1/35	2,000,000		2,562,760
New York State Dormitory Authority,
FHA-Insured Mortgage Hospital Revenue
(Hospital for Special Surgery)	6.00	8/15/38	3,470,000		3,804,369
New York State Dormitory Authority,
Health Center Revenue (Guaranteed;
SONYMA)	5.00	11/15/19	1,000,000		1,003,490
New York State Dormitory Authority,
Revenue (Consolidated City University
System) (Insured; Assured Guaranty
Municipal Corp.)	5.75	7/1/18	305,000		316,962
New York State Dormitory Authority,
Revenue (Cornell University)	5.00	7/1/35	2,000,000		2,215,200
New York State Dormitory Authority,
Revenue (Fordham University)	5.00	7/1/41	1,000,000		1,162,570
New York State Dormitory Authority,
Revenue (Icahn School of Medicine at
Mount Sinai)	5.00	7/1/40	1,000,000		1,127,500
New York State Dormitory Authority,
Revenue (Memorial Sloan-Kettering
Cancer Center)	5.00	7/1/23	1,350,000		1,576,881

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 100.8% (continued)
New York - 99.4% (continued)
New York State Dormitory Authority,
Revenue (Mount Sinai School of Medicine
of New York University) (Prerefunded)	5.50	7/1/19	2,320,000	[b]	2,514,022
New York State Dormitory Authority,
Revenue (New York University Hospitals
Center)	5.00	7/1/32	500,000		585,965
New York State Dormitory Authority,
Revenue (New York University Hospitals
Center)	5.00	7/1/34	2,500,000		2,888,575
New York State Dormitory Authority,
Revenue (New York University Hospitals
Center) (Prerefunded)	5.50	7/1/20	1,000,000	[b]	1,125,390
New York State Dormitory Authority,
Revenue (New York University)	5.00	7/1/45	3,540,000		4,089,656
New York State Dormitory Authority,
Revenue (New York University)
(Prerefunded)	5.00	7/1/19	2,000,000	[b]	2,149,120
New York State Dormitory Authority,
Revenue (North Shore - Long Island
Jewish Obligated Group)	5.00	5/1/43	1,300,000		1,474,941
New York State Dormitory Authority,
Revenue (North Shore - Long Island
Jewish Obligated Group) (Prerefunded)	5.50	5/1/19	2,000,000	[b]	2,152,160
New York State Dormitory Authority,
Revenue (Orange Regional Medical
Center Obligated Group)	5.00	12/1/36	1,700,000	[d]	1,876,494
New York State Dormitory Authority,
Revenue (Orange Regional Medical
Center Obligated Group)	5.00	12/1/45	1,400,000	[d]	1,522,570
New York State Dormitory Authority,
Revenue (Rochester Institute of
Technology)	5.00	7/1/23	2,000,000		2,352,240
New York State Dormitory Authority,
Revenue (Rochester Institute of
Technology) (Prerefunded)	6.00	7/1/18	500,000	[b]	521,930
New York State Dormitory Authority,
Revenue (State University of New York
Dormitory Facilities)	5.00	7/1/43	2,500,000		2,872,325
New York State Dormitory Authority,
Revenue (The Bronx-Lebanon Hospital
Center) (LOC; TD Bank)	6.50	8/15/30	2,000,000		2,137,080
New York State Dormitory Authority,
Revenue (The New School)
(Prerefunded)	5.25	7/1/20	2,500,000	[b]	2,796,050
New York State Dormitory Authority,
Revenue (The Rockefeller University)	5.00	7/1/40	4,000,000		4,279,680
New York State Dormitory Authority,
State Personal Income Tax Revenue
(General Purpose)	5.00	2/15/26	1,730,000		1,900,094
New York State Dormitory Authority,
State Personal Income Tax Revenue
(General Purpose)	5.00	3/15/31	5,000,000		5,945,450
New York State Dormitory Authority,
State Personal Income Tax Revenue
(General Purpose)	5.00	2/15/39	2,000,000		2,327,800

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 100.8% (continued)
New York - 99.4% (continued)
New York State Dormitory Authority,
State Sales Tax Revenue	5.00	3/15/44	3,000,000		3,501,000
New York State Dormitory Authority,
Third General Resolution Revenue (State
University Educational Facilities Issue)	5.00	5/15/30	2,000,000		2,322,100
New York State Energy Research and
Development Authority,
PCR (Niagara Mohawk Power
Corporation Project) (Insured; National
Public Finance Guarantee Corp.)	3.09	12/1/25	5,000,000	[c]	4,812,500
New York State Environmental Facilities
Corporation,
State Clean Water and Drinking Water
Revolving Funds Revenue (New York
City Municipal Water Finance Authority
Projects - Second Resolution Bonds)	5.00	6/15/27	2,810,000		3,407,069
New York State Environmental Facilities
Corporation,
State Clean Water and Drinking Water
Revolving Funds Revenue (New York
City Municipal Water Finance Authority
Projects - Second Resolution Bonds)	5.00	6/15/29	2,470,000		2,741,280
New York State Environmental Facilities
Corporation,
State Clean Water and Drinking Water
Revolving Funds Revenue (New York
City Municipal Water Finance Authority
Projects - Second Resolution Bonds)	5.00	6/15/41	5,000,000		5,945,900
New York State Environmental Facilities
Corporation,
State Revolving Funds Revenue (Master
Financing Program)	5.00	5/15/30	2,000,000		2,360,400
New York State Mortgage Agency,
Mortgage Revenue	5.00	4/1/28	270,000		277,228
New York State Power Authority,
Revenue	5.00	11/15/31	1,000,000		1,153,660
New York State Thruway Authority,
General Revenue	5.00	1/1/42	1,500,000		1,685,190
New York State Thruway Authority,
General Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	1/1/27	5,000,000		5,069,200
New York State Thruway Authority,
General Revenue Junior Indebtedness
Obligations	5.00	1/1/41	1,000,000		1,148,840
New York State Thruway Authority,
Second General Highway and Bridge
Trust Fund Bonds	5.00	4/1/26	2,500,000		2,755,725
Niagara Tobacco Asset Securitization
Corporation,
Tobacco Settlement Asset-Backed Bonds	5.25	5/15/34	2,000,000		2,255,860
Niagara Tobacco Asset Securitization
Corporation,
Tobacco Settlement Asset-Backed Bonds	5.25	5/15/40	1,750,000		1,954,802
Port Authority of New York and New Jersey,
(Consolidated Bonds, 163rd Series)	5.00	7/15/35	5,000,000		5,520,750

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 100.8% (continued)
New York - 99.4% (continued)
Port Authority of New York and New Jersey,
(Consolidated Bonds, 179th Series)	5.00	12/1/25	2,000,000		2,420,160
Port Authority of New York and New Jersey,
(Consolidated Bonds, 183rd Series)	5.00	12/15/26	3,000,000		3,639,720
Port Authority of New York and New Jersey,
(Consolidated Bonds, 184th Series)	5.00	9/1/32	3,000,000		3,565,770
Port Authority of New York and New Jersey,
(Consolidated Bonds, 184th Series)	5.00	9/1/36	2,500,000		2,928,850
Port Authority of New York and New Jersey,
(Consolidated Bonds, 184th Series)	5.00	9/1/39	2,000,000		2,331,840
Port Authority of New York and New Jersey,
(Consolidated Bonds, 93rd Series)	6.13	6/1/94	1,955,000		2,440,778
Port Authority of New York and New Jersey,
Special Project Bonds (JFK International
Air Terminal LLC Project)	6.00	12/1/36	2,000,000		2,245,280
Sales Tax Asset Receivable Corporation,
Sales Tax Asset Revenue	5.00	10/15/31	1,000,000		1,210,010
Suffolk County Economic Development
Corporation,
Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.00	7/1/22	1,000,000		1,131,700
Suffolk Tobacco Asset Securitization
Corporation,
Tobacco Settlement Asset-Backed Bonds	6.00	6/1/48	5,000,000		5,002,900
Tender Option Bond Trust Receipts (Series
2016-XM0367),
(New York State Dormitory Authority,
Revenue (The Rockefeller University))
Non-recourse	5.00	7/1/18	4,000,000	[d,e]	4,419,760
Tender Option Bond Trust Receipts (Series
2016-XM0382),
(New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue) Non-recourse	5.00	5/1/21	10,000,000	[d,e]	11,369,500
Triborough Bridge and Tunnel Authority,
General Purpose Revenue (Prerefunded)	5.50	1/1/22	2,000,000	[b]	2,329,920
Triborough Bridge and Tunnel Authority,
General Revenue (MTA Bridges and
Tunnels)	5.00	11/15/27	555,000		582,828
Triborough Bridge and Tunnel Authority,
General Revenue (MTA Bridges and
Tunnels)	5.00	1/1/28	2,000,000		2,317,200
Triborough Bridge and Tunnel Authority,
General Revenue (MTA Bridges and
Tunnels)	5.00	11/15/38	1,000,000		1,129,620
Triborough Bridge and Tunnel Authority,
General Revenue (MTA Bridges and
Tunnels)	5.25	11/15/45	1,500,000		1,767,855
Triborough Bridge and Tunnel Authority,
General Revenue (MTA Bridges and
Tunnels)	5.00	11/15/46	6,000,000		7,013,280
TSASC, Inc. of New York,
Senior Tobacco Settlement Bonds	5.00	6/1/41	2,500,000		2,784,425
TSASC, Inc. of New York,
Tobbaco Settlement Subordinate Bonds	5.00	6/1/48	1,400,000		1,436,862

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 100.8% (continued)
New York - 99.4% (continued)
Utility Debt Securitization Authority of New
York,
Restructuring Bonds	5.00	12/15/34	3,700,000	4,471,080
Utility Debt Securitization Authority of New
York,
Restructuring Bonds	5.00	12/15/35	1,750,000	2,108,540
Utility Debt Securitization Authority of New
York,
Restructuring Bonds	5.00	12/15/35	8,000,000	9,554,720
Westchester Tobacco Asset Securitization
Corporation,
Tobacco Settlement Bonds	5.00	6/1/41	1,500,000	1,613,250
Western Nassau County Water Authority,
Water System Revenue	5.00	4/1/40	1,000,000	1,136,910
				395,850,283
U.S. Related - 1.4%
Guam,
Business Privilege Tax Revenue	5.00	1/1/42	2,000,000	2,084,400
Guam,
Hotel Occupancy Tax Revenue	5.25	11/1/18	1,100,000	1,145,243
Guam,
Hotel Occupancy Tax Revenue	5.50	11/1/19	1,000,000	1,079,140
Guam Waterworks Authority,
Water and Wastewater System Revenue	5.63	7/1/40	1,000,000	1,067,100
				5,375,883
Total Investments (cost $379,422,071)			100.8%	401,226,166
Liabilities, Less Cash and Receivables			(0.8%)	(3,102,186)
Net Assets			100.0%	398,123,980

a Security issued with a zero coupon. Income is recognized through the accretion of discount.
b These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by
U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
c Variable rate security—rate shown is the interest rate in effect at period end.
d Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2017, these securities were valued at $24,635,824 or 6.19% of net assets.
e Collateral for floating rate borrowings.

STATEMENT OF INVESTMENTS
Dreyfus New York AMT-Free Municipal Bond Fund
August 31, 2017 (Unaudited)

The following is a summary of the inputs used as of August 31, 2017 in valuing the fund’s investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	-	401,226,166	-	401,226,166
Liabilities ($)
Floating Rate Notes††	-	(7,000,000)	-	(7,000,000)

†	See Statement of Investments for additional detailed categorizations.
††	Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the “Board”) Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at

NOTES

fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the “Inverse Floater Trust”). The Inverse Floater Trust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”). A residual interest tax-exempt security is also created by the Inverse Floater Trust, which is transferred to the fund, and is paid interest based on the remaining cash flows of the Inverse Floater Trust, after payment of interest on the other securities and various expenses of the Inverse Floater Trust. An inverse floater security may be collapsed without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.

The fund accounts for the transfer of bonds to the Inverse Floater Trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the Trust Certificates reflected as fund liabilities in the Statement of Assets and Liabilities.

The fund may invest in inverse floater securities on either a non-recourse or recourse basis. These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Trust Certificates to tender their certificates in exchange for payment from the Liquidity Provider of par plus accrued interest on any business day prior to a termination event. When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity

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Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates. When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in the Inverse Floater Trust. A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Inverse Floater Trust (“Liquidation Shortfall”). When a fund invests in inverse floater securities on a recourse basis, the fund typically enters into a reimbursement agreement with the Liquidity Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall.

At August 31, 2017, accumulated net unrealized appreciation on investments was $21,804,095, consisting of $23,109,884 gross unrealized appreciation and $1,305,789 gross unrealized depreciation.

At August 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus New York AMT-Free Municipal Bond Fund

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    October 18, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    October 18, 2017

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    October 18, 2017

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)